Intangible assets (Tables)	9 Months Ended
Sep. 30, 2024
Intangible assets and goodwill [abstract]
Schedule of Intangible Assets

Changes in the carrying value of the Company’s identifiable intangible assets are summarized below.

	As at September 30, 2024
	Cost	Accumulated amortization	Carrying value
	$		$
At January 1, 2024	34	(27)	7
Acquisition of Aeterna (note 3)	3,352	-	3,352
Amortization	-	(94)	(94)
Impairment of intangible assets	(1,459)	-	(1,459)
Impact of foreign exchange rate changes	1	-	1
At September 30, 2024	1,928	(121)	1,807

	As at December 31, 2023
	Cost	Accumulated amortization	Carrying value
	$		$
At January 1, 2023	33	(24)	9
Acquisition of Aeterna (note 3)	-	-	-
Amortization	-	(2)	(2)
Impact of foreign exchange rate changes	1	(1)	-
At December 31, 2023	34	(27)	7